Stockholders' Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity
New common shares required to be issued to creditors (in shares)	3.0	3,000,000
Term of the warrants	7 years	7 years	7 years
Warrants issued to previous equity stockholders represented as a percentage of outstanding new common shares	17.50%	17.50%
Common stock, shares issued to creditors (in shares)	3,000,000	3,000,000
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Undesignated preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Undesignated preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Undesignated preferred stock, shares issued (in shares)	0	0
Treasury stock (in shares)	198,082	37,428	95,082
Warrants previously issued and outstanding (in shares)	12,700,000	12,700,000
Number of common stock called by each warrant (in shares)	2.21	2.13
Number of common stock called by warrants (in shares)	28,200,000	27,200,000
Exercise price of warrants (in dollars per share)	$ 5.07	$ 5.20